CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Feb. 08, 2021	Dec. 31, 2020
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000		1,000,000
Preferred stock, shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Class A Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common shares, shares authorized	280,000,000	280,000,000		280,000,000
Common shares, shares issued	0	0		0
Common shares, shares outstanding	0	0		0
Class A Common Stock Subject to Redemption
Temporary equity, shares issued		27,600,000		0
Temporary equity, shares outstanding	27,600,000	27,600,000		0
Redemption price per share	$ 10.03	$ 10.00		$ 10.00
Class A Common Stock Not Subject to Redemption
Common shares, shares issued	0	0
Common shares, shares outstanding	0	0
Class B Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common shares, shares authorized	20,000,000	20,000,000		20,000,000
Common shares, shares issued	6,900,000	6,900,000	6,900,000	6,900,000
Common shares, shares outstanding	6,900,000	6,900,000	6,900,000	6,900,000